FAIR VALUE CHANGES Fair Value Changes of Financial Instruments (Notes)	6 Months Ended
Jun. 30, 2020
Disclosure of fair value measurement [Abstract]
Disclosure of fair value measurement [text block]
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS

a)	Risk Management
The company`s activities expose it to a variety of financial risks, including market risk (i.e., commodity price risk, interest rate risk, and foreign currency risk), credit risk and liquidity risk. We use financial instruments primarily to manage these risks.
There have been no other material changes to the company’s financial risk exposure or risk management activities since December 31, 2019. Please refer to Note 26 of the December 31, 2019 audited consolidated financial statements for a detailed description of the company’s financial risk exposure and risk management activities.

b)	Financial Instruments
The following table lists the company’s financial instruments by their respective classification as at June 30, 2020 and December 31, 2019:

	2020		2019
AS AT JUN. 30, 2020 AND DEC. 31, 2019 (MILLIONS)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$9,523	$9,523	$6,778	$6,778
Other financial assets
Government bonds	2,227	2,227	2,403	2,403
Corporate bonds	3,857	3,857	3,267	3,267
Fixed income securities and other	1,590	1,590	1,750	1,750
Common shares and warrants	4,833	4,833	3,189	3,189
Loans and notes receivable	1,846	1,846	1,859	1,859
	14,353	14,353	12,468	12,468
Accounts receivable and other	12,925	12,925	14,035	14,035
	$36,801	$36,801	$33,281	$33,281
Financial liabilities
Corporate borrowings	$8,051	$9,078	$7,083	$7,933
Non-recourse borrowings of managed entities
Property-specific borrowings	126,869	128,280	127,869	129,728
Subsidiary borrowings	9,493	9,694	8,423	8,632
	136,362	137,974	136,292	138,360
Accounts payable and other	35,548	35,548	36,724	36,724
Subsidiary equity obligations	4,201	4,201	4,132	4,139
	$184,162	$186,801	$184,231	$187,156

c)    Fair Value Hierarchy Levels
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the fair value hierarchy levels:

	2020			2019
AS AT JUN. 30, 2020 AND DEC. 31, 2019 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Other financial assets
Government bonds	$4	$2,223	$—	$—	$2,403	$—
Corporate bonds	62	3,017	258	—	2,682	275
Fixed income securities and other	379	728	483	419	851	480
Common shares and warrants	3,493	398	942	1,966	421	802
Loans and notes receivables	—	—	83	—	51	4
Accounts receivable and other	11	1,764	92	1	1,737	219
	$3,949	$8,130	$1,858	$2,386	$8,145	$1,780
Financial liabilities
Accounts payable and other	$7	$3,962	$616	$93	$3,749	$686
Subsidiary equity obligations	—	28	1,948	—	40	1,856
	$7	$3,990	$2,564	$93	$3,789	$2,542

During the three and six months ended June 30, 2020, there were no transfers between Level 1, 2 or 3.
Fair values of financial instruments are determined by reference to quoted bid or ask prices, as appropriate. If bid and ask prices are unavailable, the closing price of the most recent transaction of that instrument is used. In the absence of an active market, fair values are determined based on prevailing market rates for instruments with similar characteristics and risk profiles or internal or external valuation models, such as option pricing models and discounted cash flow analysis, using observable market inputs.
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Jun. 30, 2020	Valuation Techniques and Key Inputs
Derivative assets/Derivative liabilities (accounts receivable/accounts payable)	$1,764 /
Foreign currency forward contracts – discounted cash flow model – forward exchange rates (from observable forward exchange rates at the end of the reporting period) and discounted at credit adjusted rate

Interest rate contracts – discounted cash flow model – forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate

Energy derivatives – quoted market prices, or in their absence internal valuation models, corroborated with observable market data

	(3,962)
Other financial assets	6,366	Valuation models based on observable market data
Redeemable fund units (subsidiary equity obligations)	(28)	Aggregated market prices of underlying investments

Fair values determined using valuation models requiring the use of unobservable inputs (Level 3 financial assets and liabilities) include assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those unobservable inputs, the company uses observable external market inputs such as interest rate yield curves, currency rates and price and rate volatilities, as applicable, to develop assumptions regarding those unobservable inputs.
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Jun. 30, 2020	Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value
Fixed income securities and other	$483	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Corporate bonds	258	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Common shares	942	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
		Black-Scholes model	• Volatility	• Increases (decreases) in volatility increase (decreases) fair value
			• Term to maturity	• Increases (decreases) in term to maturity increase (decrease) fair value
Limited-life funds (subsidiary equity obligations)	(1,948)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
			• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value
			• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value
Derivative assets/Derivative liabilities (accounts receivable/payable)	92 /	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
	(616)
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value

The following table presents the changes in the balance of financial assets and liabilities classified as Level 3 for the periods ended June 30, 2020:

	Three Months Ended		Six Months Ended
AS AT AND FOR THE PERIODS ENDED JUN. 30, 2020 (MILLIONS)	Financial Assets	Financial Liabilities	Financial Assets	Financial Liabilities
Balance, beginning of period	$1,769	$2,549	$1,780	$2,542
Fair value changes in net income	(182)	(48)	(210)	(47)
Fair value changes in other comprehensive income[1]	—	(33)	(21)	(67)
Additions, net of disposals	271	96	309	136
Balance, end of period	$1,858	$2,564	$1,858	$2,564

1.	Includes foreign currency translation.
FAIR VALUE CHANGES
Fair value changes recorded in net income represent gains or losses arising from changes in the fair value of assets and liabilities, including derivative financial instruments, accounted for using the fair value method and are comprised of the following:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	2020	2019	2020	2019
Investment properties	$(797)	$(624)	$(679)	$(99)
Transaction related gains (losses), net of expenses	224	(174)	—	(246)
Financial contracts	(64)	(180)	94	(225)
Impairment and provisions	(325)	(333)	(550)	(364)
Other fair value changes	(191)	(87)	(432)	(295)
	$(1,153)	$(1,398)	$(1,567)	$(1,229)